Borrowings (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
1 - 12 months	$ 5,500,000	$ 2,000,000
1 -12 months, Weighted Interest Rate (in hundredths)	0.25%	4.19%
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	1,500,000
Line of credit facility, borrowings outstanding	0	0
Line of Credit [Member] | Federal Home Loan Bank [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	49,700,000
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	1,800,000
Line of credit facility, borrowings outstanding	$ 0